Summary of Impact of Translating Financial Statements of International Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Assets	$ 3,860,819		$ 3,862,412	$ 3,522,253
Other Comprehensive Income (Loss)	1,586	15,799	(20,232)	(46,280)	19,432
Brazil
Exchange Rate to US Dollar	2.03		2.05	1.87	1.67
Total Assets	334,374		348,405	327,679
Mexico
Exchange Rate to US Dollar	12.33		13.02	14.00	12.39
Total Assets	118,434		137,705	121,935
Argentina
Exchange Rate to US Dollar	5.14		4.91	4.31	3.98
Total Assets	129,019		133,152	128,524
Colombia
Exchange Rate to US Dollar	1,832.20		1,768.23	1,950.00	1,950.00
Total Assets	46,193		46,898	34,568
Chile
Exchange Rate to US Dollar			479.80	520.70	473.20
Total Assets			49,749	40,084
Peru
Exchange Rate to US Dollar	2.65		2.56
Total Assets	38,223
Cinemark USA. Inc Stockholder's Equity
Other Comprehensive Income (Loss)	1,542	15,889	(20,005)	(46,058)
Cinemark USA. Inc Stockholder's Equity | Brazil
Other Comprehensive Income (Loss)	2,860		(21,690)	(28,000)
Cinemark USA. Inc Stockholder's Equity | Mexico
Other Comprehensive Income (Loss)	4,821		6,601	(11,818)
Cinemark USA. Inc Stockholder's Equity | Argentina
Other Comprehensive Income (Loss)	(4,294)		(12,926)	(4,196)
Cinemark USA. Inc Stockholder's Equity | Colombia
Other Comprehensive Income (Loss)	(1,244)		2,790	153
Cinemark USA. Inc Stockholder's Equity | Chile
Other Comprehensive Income (Loss)			2,958	(3,324)
Cinemark USA. Inc Stockholder's Equity | Other international countries
Other Comprehensive Income (Loss)	651		2,262	1,127
Cinemark USA. Inc Stockholder's Equity | Peru
Other Comprehensive Income (Loss)	$ (1,252)